SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of share options
Outstanding as of beginning of year	4,483,793	3,946,484	4,101,637
Granted	30,336	787,717	67,600
Exercised	125,260	87,887	95,079
Terminated	(411)	(14,738)	(980)
Forfeited	(36,971)	(147,783)	(126,694)
Outstanding as of end of year	4,351,487	4,483,793	3,946,484
Options exercisable as of end of year	3,553,662	2,678,946	1,866,862
Weighted average exercise price
Outstanding as of beginning of year	$ 14.97	$ 14.82	$ 14.8
Granted	$ 12.64	$ 19.29	$ 21.21
Exercised	$ 4.36	$ 5.7	$ 11.82
Terminated	$ 63.57	$ 168.97	$ 325.77
Forfeited	$ 20.23	$ 24.19	$ 17.24
Outstanding as of end of year	$ 15.21	$ 14.97	$ 14.82
Options exercisable as of end of year	$ 14.28	$ 17.23	$ 24.92